Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of operating lease cost
Quantitative information regarding the Company’s operating leases for the years ended December 31, 2025, 2024, and 2023 is as follows (operating lease costs in thousands):

	December 31,
	2025	2024	2023
Lease cost
Operating lease costs	$4	$190	$724
Other information:
Weighted-average remaining lease term (years)	—	—	0.23
Weighted-average discount rate	0.0%	5.3%	5.4%
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$2	$193	$740